1801 California Street Suite 5200 Denver, CO 80202

February 27, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 156 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 157 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to update disclosure related to sub-adviser, strategy and name changes for Transamerica Blackrock Global Allocation VP and Transamerica Blackrock Global Allocation Managed Risk – Balanced VP. No fees are required in connection with this filing.

Please direct any comments or questions concerning this filing to the undersigned at (720) 493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.